CONSOLIDATED STATEMENTS OF OPERATION AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Sales	$ 71,934,499	$ 3,707,076	$ 97,923,379	$ 13,263,678
Straight-line rental income	855,519	313,924	1,865,163	565,444
Contingent rental income and others	42,682	262,099	123,716	291,757
Total revenue	72,832,700	4,283,099	99,912,258	14,120,879
Cost of goods sold	71,321,790	3,585,666	96,698,850	12,854,555
Expenses applicable to straight-line rental income	404,752	374,162	1,523,134	626,856
Expenses applicable to contingent rental and others	54,739	211,730	152,375	251,629
Total cost	71,781,281	4,171,558	98,374,359	13,733,040
Gross profit	1,051,419	111,541	1,537,899	387,839
Operating expenses
Selling expenses	448,378	251,785	668,076	468,161
General and administrative expenses	1,167,622	442,565	2,503,343	1,083,447
Total operating expenses	1,616,000	694,350	3,171,419	1,551,608
Loss from operations	(564,581)	(582,809)	(1,633,520)	(1,163,769)
Other income (expenses)
Interest income	1,689	250	3,321	2,008
Interest expense	(2,123,941)	(27,992)	(4,274,918)	(173,533)
Non-operating income	140,942	23,131	152,213	23,330
Non-operating expense	(5,113)	(4,278)	(13,053)	(4,278)
Gain on business combination			7,116,499
Other income (expenses), net	(1,986,423)	(8,889)	2,984,062	(152,473)
Income (loss) before income tax	(2,551,004)	(591,698)	1,350,542	(1,316,242)
Income tax benefit	557,247	147,924	1,191,480	329,060
Net income (loss) from continuing operations	(1,993,757)	(443,774)	2,542,022	(987,182)
Discontinued operations
Income from operations of the discontinued component, including gain/loss on the disposal of Nil	4,491		4,491
Income tax	(153)		(153)
Net income on discontinued operation	4,338		4,338
Income/(loss) before extraordinary items	(1,989,419)	(443,774)	2,546,360	(987,182)
Less: net loss attributable to the non-controlling interest	(2,402)		(38,002)
Net income (loss) attributable to the Fifth Season's common stockholders	(1,987,017)	(443,774)	2,584,362	(987,182)
Comprehensive income (loss):
Net income (loss)	(1,989,419)	(443,774)	2,546,360	(987,182)
Foreign currency translation adjustment	621,632	(36,367)	777,799	217,271
Comprehensive income (loss)	(1,367,787)	(480,141)	3,324,159	(769,911)
Less: comprehensive loss attributable to the non-controlling interests	(2,257)		(38,002)
Comprehensive income(loss) attributable to the Fifth Season's common stockholders	$ (1,365,530)	$ (480,141)	$ 3,362,161	$ (769,911)
Basic and diluted weighted average shares outstanding	399,999,847	391,543,500	395,841,754	391,543,500
Basic and diluted earnings(loss) per share	$ 0.00	$ 0.00	$ 0.01	$ 0.00